NON-CONTROLLING INTERESTS - Material partly-owned subsidiaries (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Telkomsel
NON-CONTROLLING INTERESTS
Ownership interest	30.10%	30.10%
Mitratel
NON-CONTROLLING INTERESTS
Ownership interest	28.16%	28.16%